Quarterly Holdings Report
for
Fidelity® Dividend ETF for Rising Rates
April 30, 2026
T19-NPRT3-0626
1.9880054.109
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	17,193	1,611,500
DENMARK - 0.7%
Financials - 0.7%
Banks - 0.7%
Danske Bank A/S	96,302	4,948,061
GERMANY - 0.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Mercedes-Benz Group AG	74,662	4,342,766
ITALY - 1.4%
Financials - 1.4%
Banks - 1.4%
Banca Monte dei Paschi di Siena SpA (b)	473,893	5,032,009
Banco BPM SpA	325,303	4,726,075

TOTAL ITALY		9,758,084
JAPAN - 1.2%
Industrials - 1.2%
Marine Transportation - 1.2%
Mitsui OSK Lines Ltd	110,400	4,181,258
Nippon Yusen KK	108,100	3,910,653

TOTAL JAPAN		8,091,911
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fresnillo PLC	24,927	1,095,761
NORWAY - 0.4%
Consumer Staples - 0.4%
Food Products - 0.4%
Orkla ASA	237,935	2,920,923
UNITED STATES - 94.6%
Communication Services - 10.6%
Diversified Telecommunication Services - 1.0%
AT&T Inc	93,125	2,433,356
Comcast Corp Class A	54,903	1,484,577
Verizon Communications Inc	55,090	2,645,973
		6,563,906
Entertainment - 0.5%
Electronic Arts Inc	4,960	1,003,755
Walt Disney Co/The	23,496	2,437,710
		3,441,465
Interactive Media & Services - 8.4%
Alphabet Inc Class A	111,241	42,805,537
Match Group Inc	19,244	720,110
Meta Platforms Inc Class A	23,582	14,430,062
		57,955,709
Media - 0.5%
Fox Corp Class A	11,158	708,421
New York Times Co/The Class A	9,283	733,635
News Corp Class A	26,186	689,216
Nexstar Media Group Inc	2,701	562,186
Omnicom Group Inc	10,767	826,045
		3,519,503
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	7,583	1,482,476
TOTAL COMMUNICATION SERVICES		72,963,059
Consumer Discretionary - 7.8%
Automobiles - 1.3%
Ford Motor Co	429,417	5,187,358
Stellantis NV (Italy) (c)	525,359	3,826,435
		9,013,793
Hotels, Restaurants & Leisure - 3.5%
McDonald's Corp	24,043	7,058,784
Royal Caribbean Cruises Ltd	18,990	5,008,802
Starbucks Corp	67,267	7,085,234
Vail Resorts Inc (b)	39,909	5,075,627
		24,228,447
Household Durables - 0.5%
Whirlpool Corp (b)	61,804	3,464,732
Specialty Retail - 1.9%
Best Buy Co Inc	80,412	4,864,121
Home Depot Inc/The	24,292	7,987,210
		12,851,331
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	96,045	4,260,556
TOTAL CONSUMER DISCRETIONARY		53,818,859
Consumer Staples - 4.4%
Beverages - 1.7%
Coca-Cola Co/The	77,844	6,130,993
PepsiCo Inc	31,681	5,021,122
		11,152,115
Food Products - 0.4%
Kraft Heinz Co/The	126,750	2,872,154
Household Products - 0.9%
Procter & Gamble Co/The	42,864	6,304,866
Tobacco - 1.4%
Altria Group Inc	61,849	4,493,330
Philip Morris International Inc	32,296	5,331,101
		9,824,431
TOTAL CONSUMER STAPLES		30,153,566
Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp	27,053	5,229,615
ConocoPhillips	25,117	3,159,216
EOG Resources Inc	17,104	2,404,309
Exxon Mobil Corp	53,049	8,187,053
Kinder Morgan Inc	64,074	2,106,112
ONEOK Inc	22,891	2,116,502
Viper Energy Inc Class A	32,512	1,605,443
TOTAL ENERGY		24,808,250
Financials - 10.5%
Banks - 6.3%
Bank of America Corp	161,666	8,642,664
Citigroup Inc	61,795	7,908,524
JPMorgan Chase & Co	44,451	13,923,387
Truist Financial Corp	105,137	5,414,556
Wells Fargo & Co	87,163	7,167,413
		43,056,544
Capital Markets - 2.0%
Blackstone Inc	45,313	5,690,407
Goldman Sachs Group Inc/The	8,678	8,016,476
		13,706,883
Insurance - 1.5%
Old Republic International Corp	126,268	5,044,407
Prudential Financial Inc	53,149	5,214,448
		10,258,855
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Annaly Capital Management Inc	226,488	5,186,575
TOTAL FINANCIALS		72,208,857
Health Care - 9.4%
Biotechnology - 1.2%
AbbVie Inc	40,281	8,512,181
Health Care Providers & Services - 2.0%
UnitedHealth Group Inc	26,616	9,860,696
Universal Health Services Inc Class B	23,469	3,949,128
		13,809,824
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co	103,342	6,261,492
Eli Lilly & Co	12,587	11,763,811
Johnson & Johnson	45,393	10,433,581
Merck & Co Inc	65,939	7,199,220
Pfizer Inc	236,029	6,301,974
		41,960,078
TOTAL HEALTH CARE		64,282,083
Industrials - 8.6%
Aerospace & Defense - 2.4%
GE Aerospace	22,707	6,583,441
Lockheed Martin Corp	8,096	4,193,485
RTX Corp	32,315	5,689,702
		16,466,628
Air Freight & Logistics - 0.6%
United Parcel Service Inc Class B	38,531	4,192,173
Ground Transportation - 0.8%
Union Pacific Corp	20,605	5,552,635
Industrial Conglomerates - 0.7%
Honeywell International Inc	21,922	4,698,542
Machinery - 2.5%
Caterpillar Inc	10,097	8,987,441
Illinois Tool Works Inc	15,211	3,924,590
PACCAR Inc	33,413	3,969,464
		16,881,495
Marine Transportation - 0.5%
AP Moller - Maersk A/S Series B	1,424	3,372,167
Professional Services - 1.1%
Automatic Data Processing Inc	19,552	4,143,851
Paychex Inc	39,892	3,695,196
		7,839,047
TOTAL INDUSTRIALS		59,002,687
Information Technology - 33.2%
Communications Equipment - 1.6%
Cisco Systems Inc	123,679	11,316,629
IT Services - 2.0%
Accenture PLC Class A	34,170	6,106,521
IBM Corporation	32,927	7,605,478
		13,711,999
Semiconductors & Semiconductor Equipment - 14.1%
Broadcom Inc	71,176	29,710,998
NVIDIA Corp	292,942	58,462,435
Skyworks Solutions Inc (b)	114,904	8,062,813
		96,236,246
Software - 5.6%
Microsoft Corp	94,002	38,332,136
Technology Hardware, Storage & Peripherals - 9.9%
Apple Inc	178,973	48,564,324
Dell Technologies Inc Class C	57,953	12,109,279
HP Inc	347,198	7,242,550
		67,916,153
TOTAL INFORMATION TECHNOLOGY		227,513,163
Materials - 2.0%
Chemicals - 1.4%
Air Products and Chemicals Inc	6,819	2,046,041
Dow Inc	47,144	1,908,861
Linde PLC	7,609	3,813,174
LyondellBasell Industries NV Class A1	25,223	1,881,636
		9,649,712
Containers & Packaging - 0.2%
Smurfit Westrock PLC	34,446	1,322,382
Metals & Mining - 0.4%
Newmont Corp	22,438	2,492,637
TOTAL MATERIALS		13,464,731
Real Estate - 2.2%
Health Care REITs - 0.3%
Healthpeak Properties Inc	63,613	1,028,622
Omega Healthcare Investors Inc	25,100	1,178,947
		2,207,569
Industrial REITs - 0.3%
Prologis Inc	16,741	2,377,557
Retail REITs - 0.5%
Realty Income Corp	24,770	1,591,224
Simon Property Group Inc	8,253	1,681,219
		3,272,443
Specialized REITs - 1.1%
American Tower Corp	10,258	1,874,239
Gaming and Leisure Properties Inc	23,762	1,151,507
Lamar Advertising Co Class A	8,277	1,140,902
Public Storage	4,930	1,491,079
VICI Properties Inc	43,962	1,283,690
		6,941,417
TOTAL REAL ESTATE		14,798,986
Utilities - 2.3%
Electric Utilities - 2.2%
American Electric Power Co Inc	15,273	2,094,081
Duke Energy Corp	17,635	2,284,614
Edison International	22,307	1,550,113
Eversource Energy	20,924	1,479,327
Exelon Corp	37,288	1,714,875
NextEra Energy Inc	34,707	3,397,122
Southern Co/The	24,378	2,357,353
		14,877,485
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	81,094	1,171,808
TOTAL UTILITIES		16,049,293
TOTAL UNITED STATES		649,063,534
TOTAL COMMON STOCKS (Cost $503,658,143)		681,832,540

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $179,765)	3.64	180,000	179,767

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	3,246,509	3,247,158
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	8,349,920	8,350,755
TOTAL MONEY MARKET FUNDS (Cost $11,597,913)			11,597,913

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $515,435,821)	693,610,220
NET OTHER ASSETS (LIABILITIES) - (1.0)% (d)	(6,894,485)
NET ASSETS - 100.0%	686,715,735

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	7	6/2026	2,535,313	128,238
CME E-Mini S&P 500 Index Contracts (United States)	64	6/2026	2,318,000	200,541

TOTAL FUTURES CONTRACTS				328,779
The notional amount of long futures as a percentage of Net Assets is 0.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $145,619 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,767.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $12,532,576.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	739,880	36,195,955	33,688,556	58,861	(121)	-	3,247,158	3,246,509	0.0%
Fidelity Securities Lending Cash Central Fund	8,773,550	88,421,470	88,844,345	128,930	80	-	8,350,755	8,349,920	0.0%
Total	9,513,430	124,617,425	122,532,901	187,791	(41)	-	11,597,913

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.